Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Dec. 14, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB INVESTMENTS

(Trust)

Schwab® Treasury Inflation Protected Securities Index Fund

Schwab® U.S. Aggregate Bond Index Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about December 18, 2019. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab Treasury Inflation Protected Securities Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

2.	Schwab U.S. Aggregate Bond Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

Schwab Treasury Inflation Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB INVESTMENTS

(Trust)

Schwab® Treasury Inflation Protected Securities Index Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about December 18, 2019. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab Treasury Inflation Protected Securities Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
Schwab U.S. Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB INVESTMENTS

(Trust)

Schwab® U.S. Aggregate Bond Index Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about December 18, 2019. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

2.	Schwab U.S. Aggregate Bond Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.